Accounts and Notes Receivable, Net - Schedule of Accounts Receivable and Notes Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable and Notes Receivable, Net [Abstract]
Accounts receivable, gross	$ 5,558,022	$ 4,955,083
Notes receivable	13,864	22,463
Allowance for credit losses	(277,798)	(245,888)
Accounts and notes receivable, net	$ 5,294,088	$ 4,731,658